Finance Income (Expense) (Details) - Schedule of components of finance (income) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance expenses:
Bank commissions	$ (23)	$ (21)	$ (18)
Issuance expenses
Interest expenses from ASC 606 implementation	(363)	(427)	(427)
Net loss from exchange rate fluctuations		(33)	(115)
Other loss from short-term investment revaluation		(209)	(644)
Finance expenses	(386)	(690)	(1,204)
Finance income:
Interest income on bank deposits	44	72	51
Exchange rate fluctuations	28
Other gain from short-term investment revaluation	11
Finance income	83	72	51
Total finance income and expenses	$ (303)	$ (618)	$ (1,153)